Segment Reporting, including Geographic Area Data and Major Customers - Total Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting
Total assets	$ 6,331,689	$ 6,366,177
Operating Segments | Issuer Solutions
Segment Reporting
Total assets	5,735,195	5,667,280
Operating Segments | Merchant Solutions
Segment Reporting
Total assets	3,136,395	3,295,509
Operating Segments | Netspend
Segment Reporting
Total assets	1,418,644	1,474,595
Intersegment
Segment Reporting
Total assets	$ (3,958,545)	$ (4,071,207)